Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2020	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	9,566	Ps.	2,012	Ps.	1,829	Ps.	2,531	Ps.	15,938	Ps.	153,402
Additions		1		—		—		—		1		771		—		111		604		1,486		1,487
Acquisitions from business combinations (see Note 4)		—		12,080		2,101		—		14,181		26		8,596		—		1		8,623		22,804
Changes in fair value of past acquisitions		—		(1,086)		285		—		(801)		—		745		—		22		767		(34)
Transfer of completed development systems		—		—		—		—		—		398		—		—		(398)		—		—
Disposals		—		(183)		(116)		(311)		(610)		(164)		—		(43)		(378)		(585)		(1,195)
Specialty's disposal		—		(1,194)		(215)		(11)		(1,420)		—		—		—		(5)		(5)		(1,425)
Effect of movements in exchange rates		(4,067)		(4,704)		(8)		(4)		(9,323)		276		(1,503)		—		(65)		(1,292)		(10,615)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		38		38		38
Cost as of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2021	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
Additions		2		—		—		127		129		1,140		—		145		1,103		2,388		2,517
Acquisitions from business combinations (see Note 4)		—		7,940		65		—		8,005		—		873		—		1		874		8,879
Transfer of completed development systems		—		—		—		—		—		262		—		—		(262)		—		—
Disposals		—		(12)		—		(10)		(22)		(973)		—		(36)		(102)		(1,111)		(1,133)
Effect of movements in exchange rates		(1,255)		(2,303)		(584)		(80)		(4,222)		(641)		77		—		(682)		(1,246)		(5,468)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		62		62		62
Impairment		—		(1,094)		(55)		—		(1,149)		—		—		—		—		—		(1,149)
Cost as of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2022	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170
Additions		—		22		—		12		34		672		—		50		1,476		2,198		2,232
Acquisitions from business combinations (see Note 4)		1,116		33,715		1,077		—		35,908		373		—		—		1,054		1,427		37,335
Changes in fair value of past acquisitions		—		(2,557)		—		—		(2,557)		—		2,955		—		—		2,955		398
Internal developments		—		—		—		—		—		10		—		—		—		10		10
Transfer of completed development systems		—		—		—		—		—		65		—		(50)		(15)		—		—
Disposals		—		—		—		(2)		(2)		(891)		(3)		(29)		—		(923)		(925)
Effect of movements in exchange rates		(756)		(2,057)		(106)		(158)		(3,077)		15		(264)		—		466		217		(2,860)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		80		80		80
Impairment		—		(770)		—		—		(770)		—		—		—		—		—		(770)
Cost as of December 31, 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1 2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,174)	Ps.	(393)	Ps.	(637)	Ps.	(636)	Ps.	(6,840)	Ps.	(6,840)
Amortization expense		—		—		—		—		—		(1,537)		(467)		(99)		(362)		(2,465)		(2,465)
Disposals		—		—		—		—		—		129		—		—		48		177		177
Effect of movements in exchange rates		—		—		—		—		—		142		32		—		21		195		195
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		1		—		—		(28)		(28)
Amortization as of December 31 2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization as of January 1 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization expense		—		—		—		—		—		(1,473)		(791)		(102)		(328)		(2,694)		(2,694)
Disposals		—		—		—		—		—		789		—		—		101		890		890
Effect of movements in exchange rates		—		—		—		—		—		792		10		—		(15)		787		787
Changes in value on the recognition of inflation effects		—		—		—		—		—		(53)		—		—		(1)		(54)		(54)
Amortization as of December 31 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization as of January 1 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization expense		—		—		—		—		—		(1,312)		(915)		(104)		(365)		(2,696)		(2,696)
Disposals		—		—		—		—		—		992		157		3		—		1,152		1,152
Effect of movements in exchange rates		—		—		—		—		—		(193)		(786)		—		(248)		(1,227)		(1,227)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(94)		—		—		(1)		(95)		(95)
Amortization as of December 31 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	4,404	Ps.	9,023	Ps.	1,161	Ps.	1,421	Ps.	16,009	Ps.	155,501
As of December 31 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	4,247	Ps.	9,192	Ps.	1,168	Ps.	1,298	Ps.	15,905	Ps.	158,138
As of December 31 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	3,884	Ps.	10,336	Ps.	1,038	Ps.	3,745	Ps.	19,003	Ps.	190,772
For the years ended December 31, 2022, 2021 and 2020, the Company did not recognize any capitalization of borrowing costs.
For the years ended December 31, 2022, 2021 and 2020, allocation for amortization expense is as follows:

	2022		2021		2020

Cost of goods sold	Ps.	207	Ps.	254	Ps.	288
Administrative expenses		1,771		1,630		1,412
Selling expenses		718		810		765
	Ps.	2,696	Ps.	2,694	Ps.	2,465

The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	2 - 10
Customer Relationships	10 - 25
Alcohol Licenses	12

Coca-Cola FEMSA Impairment Tests for cash-generating Units Containing Goodwill and Distribution Rights
For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be the CGU.

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2022		December 31, 2021
Mexico	Ps.	56,587	Ps.	56,352
Guatemala		1,691		1,735
Nicaragua		404		438
Costa Rica		1,418		1,407
Panama		1,170		1,238
Colombia		3,051		3,798
Brazil		31,753		30,608
Argentina		426		395
Uruguay		2,512		2,332
Total	Ps.	99,012	Ps.	98,303

Goodwill and distribution rights are tested for impairments annually. The recoverable amounts of the CGUs are based on value-in-use calculations. Value in use was determined by discounting the future cash flows generated from the continuing use of the CGU.

The foregoing forecasts reflect the outcomes that Coca-Cola FEMSA considers most likely to occur based on the current situation of each of the CGUs including the macroeconomic situation in each CGU, the foregoing forecasts could differ from the results obtained over time.

The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used to calculate value in use are: volume, expected annual long-term inflation, and the WACC used to discount the projected flows.

To determine the discount rate, Coca-Cola FEMSA uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.
The estimated discount rates to perform the impairment test for each CGU considers market participants’ assumptions. Market participants were selected considering the size, operations and characteristics of the business that are similar to those of Coca-Cola FEMSA.

The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated into the projected cash flows. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of Coca-Cola FEMSA and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Coca-Cola FEMSA’s investors. The cost of debt is based on the interest-bearing borrowings Coca-Cola FEMSA is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan.
•A WACC for each CGU was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.
The key assumptions by CGU for impairment testing as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
			2023‑2027	2023‑2027
Mexico	9.5%	6.5%	4.3%	2.4%
Brazil	11.6%	7.2%	3.9%	4.3%
Colombia	13.9%	8.0%	3.9%	9.5%
Argentina	27.8%	19.8%	68.0%	4.5%
Guatemala	10.2%	7.6%	4.4%	14.8%
Costa Rica	15.4%	10.2%	3.3%	6.4%
Nicaragua	24.6%	11.8%	4.1%	6.0%
Panama	11.0%	8.3%	2.2%	4.0%
Uruguay	10.2%	7.4%	5.7%	4.0%

The key assumptions by CGU for impairment testing as of December 31, 2021 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2022‑2026	2022‑2026
Mexico	6.8%	4.9%	3.7%	2.8%
Brazil	9.1%	5.8%	3.3%	7.7%
Colombia	8.7%	5.8%	3.0%	8.4%
Argentina	19.7%	14.5%	35.9%	5.4%
Guatemala	7.9%	6.1%	4.2%	10.7%
Costa Rica	13.5%	9.2%	3.1%	6.5%
Nicaragua	18.3%	10.6%	4.3%	6.4%
Panama	8.5%	6.5%	2.2%	7.0%
Uruguay	8.5%	6.1%	5.0%	4.0%
Sensitivity to Changes in Assumptions
On December 31, 2022, Coca-Cola FEMSA performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

CGU	Change in WACC		Change in Volume Growth CAGR (1)	Effect on Valuation
Mexico	+0.3	p.p.	-1.0%	Passes by 4.2x
Brazil	+0.5	p.p.	-1.0%	Passes by 2.6x
Colombia	+0.5	p.p.	-1.0%	Passes by 2.0x
Argentina	+1.9	p.p.	-1.0%	Passes by 8.6x
Guatemala	+0.4	p.p.	-1.0%	Passes by 42.9x
Costa Rica	+0.6	p.p.	-1.0%	Passes by 2.6x
Nicaragua	+0.8	p.p.	-1.0%	Passes by 1.0x
Panama	+0.3	p.p.	-1.0%	Passes by 5.8x
Uruguay	+0.2	p.p.	-1.0%	Passes by 3.9x

(1)Compound Annual Growth Rate (“CAGR”).

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). Coca-Cola FEMSA consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

Health Division Impairment Test for cash-generating Units Containing Goodwill

For the purpose of impairment testing, goodwill is allocated and monitored on an individual country basis by operating segment. The Company has integrated its cash-generating units as follows: (i) Health Division are integrated as Mexico, Chile, Colombia and Ecuador for each of them.

As of December 31, 2022 in Health Division there is a significant carrying amount of goodwill allocated in Chile and Colombia as a cash generating unit (South America) with a total carrying amount of Ps. 6,422.
The recoverable amounts are based on the value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the WACC used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs or group of CGUs.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash-generating units in real terms and as described in the following paragraphs.
The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan. The Company believes that this forecasted period is justified due to the non-current nature of the business and past experiences.
•Cash flows projected based on actual operating results and five-year business plan were calculated using a perpetual growth rate equal to the expected annual population growth, to calculate the terminal recoverable amount.
•A per CGU-specific WACC was applied by Health Division as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.
The key assumptions by CGU for impairment test as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2023‑2027	Expected Volume Growth Rates 2023‑2027
South America	9.3%	6.5%	4.9%	0.6%
(Health Division)
.

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2022‑2026	Expected Volume Growth Rates 2022‑2026
South America	7.3%	5.3%	3.4%	0.3%
(Health Division)

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACCs to perform its annual impairment testing.
Sensitivity to Changes in Assumptions
On December 31, 2022, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and a sensitivity analysis of sales that would be affected considering a contraction in economic conditions as a result of lower purchasing power of customers, which based on management estimation considered to be reasonably possible an effect of 50 basis points in the sale’s CAGR, concluding that no impairment would be recognized.

CGU	Change in WACC		Change in Sales Growth CAGR (1)	Effect on Valuation
Health Division (South America)	0.0	p.p.	(0.5)%	Passes by 1.41x

(1)Compound Annual Growth Rate (“CAGR”).

Envoy Solutions Impairment Test for Cash-Generating Units Containing Goodwill and trademark rights.
For impairment testing, goodwill and trademark rights are allocated and monitored on an individual country basis, which is considered to be a CGU. The Company has integrated its cash-generating units as a specialized distribution platform for cleaning products and consumables, located in the United States.

As of December 31, 2022 in specialized distribution there is a significant carrying amount of final allocated goodwill and trademark rights as a cash-generating unit with a total carrying amount of Ps. 15,549. Goodwill and trademark rights are tested for impairments annually.

The recoverable amounts are based on the value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the WACC used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs or group of CGUs.

To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash generating units in real terms and as described in following paragraphs.

The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC.

Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.

The key assumptions used for the value-in-use calculations are as follows:
•Cash flows were projected based on actual operating results and the five-year business plan. The Company believes that this forecasted period is justified due to the non-current nature of the business and past experiences.
•Cash flows projected based on actual operating results and five-year business plan were calculated using a perpetual growth rate equal to the expected annual population growth, to calculate the terminal recoverable amount.
•A per CGU-specific WACC was applied by specialized distribution as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.
The key assumptions by CGU for impairment test as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2023‑2027	Expected Volume Growth Rates 2023‑2027
United States	7.1%	5.5%	3.5%	1.3%
(Specialized Distribution)

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2022‑2026	Expected Volume Growth Rates 2022‑2026
United States	5.7%	4.9%	2.4%	2.0%
(Specialized Distribution)

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

Sensitivity to Changes in Assumptions

On December 31, 2022, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and sensitivity analysis of sales that would be affected considering a contraction in economic conditions as a result of lower purchasing power of customers, which based on management estimation considered to be reasonably possible an effect of 50 basis points in the sale’s CAGR, concluding that no impairment would be recognized.

CGU	Change in Sales Growth CAGR (1)	Effect on Valuation
United States (Specialized Distribution)	(0.5)%	Passes by 1.76x
——————————
(1)Compound Annual Growth Rate (“CAGR”).